UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

650 Fifth Avenue, 11th Floor
                             New York, NY 10019

(Address of principal executive offices) (Zip code)

DiAnne Calabrisotto

Chief Compliance Officer

Williams Capital Management, LLC
650 Fifth Avenue, 11th Floor

                             New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6500

Date of fiscal year end: October 31,

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for Williams Capital Government Money Market Fund (the “Fund”), a series of Williams Capital Management Trust (the “registrant”), pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (60.8% ):
	Federal Farm Credit Bank (1.1% ):
$3,515,000	0.17%, 8/08/14	$3,515,052
3,155,000	0.20%, 8/28/14	3,155,205
		6,670,257
	Federal Farm Credit Bank, Discount Notes (8.0% ):
20,000,000	0.04%, 8/07/14††	19,999,867
21,185,000	0.06%, 9/02/14††	21,183,870
10,000,000	0.09%, 9/08/14††	9,999,050
		51,182,787
	Federal Home Loan Bank (7.2% ):
30,200,000	0.067%, 8/15/14†	30,199,735
10,000,000	0.084%, 8/22/14†	9,999,873
2,500,000	0.21%, 9/12/14	2,500,137
2,105,000	3.25%, 9/12/14	2,112,467
1,150,000	0.125%, 10/21/14	1,149,893
		45,962,105
	Federal Home Loan Bank, Discount Notes (25.1% ):
25,000,000	0.053%-0.06%, 8/01/14††	25,000,000
16,410,000	0.059%-0.06%, 8/06/14††	16,409,864
20,877,000	0.05%-0.06%, 8/08/14††	20,876,782
15,000,000	0.06%, 8/13/14††	14,999,700
30,000,000	0.07%, 8/20/14††	29,998,892
12,000,000	0.073%, 8/22/14††	11,999,489
8,351,000	0.09%, 8/29/14††	8,350,415
20,800,000	0.07%, 9/04/14††	20,798,625
12,000,000	0.08%, 10/03/14††	11,998,320
		160,432,087
	Federal Home Loan Mortgage Corp. (6.7% ):
27,055,000	0.375%, 8/28/14	27,060,270
15,625,000	0.50%, 9/19/14	15,632,959
		42,693,229
	Federal Home Loan Mortgage Corp., Discount Notes (7.8% ):
20,000,000	0.05%-0.095%, 8/18/14††	19,999,315
15,000,000	0.04%, 8/19/14††	14,999,700
15,055,000	0.09%-0.092%, 9/08/14††	15,053,549
		50,052,564
	Federal National Mortgage Association (1.6% ):
10,000,000	0.133%, 9/11/14†	10,000,616

	Federal National Mortgage Association, Discount Notes (3.3% ):
10,000,000	0.10%, 8/13/14††	9,999,667
5,787,000	0.065%, 8/20/14††	5,786,801
5,000,000	0.065%, 9/03/14††	4,999,702
		20,786,170
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $387,779,815)		387,779,815

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount		Value
U.S. GOVERNMENT TREASURY OBLIGATIONS (4.7% ):
	U.S. Treasury Bill (4.7% ):
$30,000,000	0.03%, 8/28/14††	$29,999,325
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $29,999,325)		29,999,325

REPURCHASE AGREEMENTS (32.4% ):
71,564,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.05%, dated 7/31/14, due 8/01/14 in the amount of $71,564,099, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 2.25%, 7/31/21) with a value including accrued interest of $72,995,294	71,564,000
50,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.06%, dated 7/31/14, due 8/01/14 in the amount of $50,000,083, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.375%, 8/31/15) with a value including accrued interest of $51,003,094	50,000,000
85,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.08%, dated 7/31/14, due 8/01/14 in the amount of $85,000,189, collateralized by U.S. Government Treasury Securities (U.S. Treasury Note, 1.875%, 6/30/20 and U.S. Treasury Bond, 8.00%, 11/15/21) with a value including accrued interest of $86,700,121	85,000,000
TOTAL REPURCHASEAGREEMENTS
(Cost $206,564,000)		206,564,000
OTHER SHORT-TERM INVESTMENTS (4.5% ):
29,000,000	JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%	29,000,000
885	Northern Institutional Funds - U.S. Government Portfolio, 0.01%	885
TOTAL OTHER SHORT-TERM INVESTMENTS
(Cost $29,000,885)		29,000,885
TOTAL INVESTMENTS
(Cost $653,344,025)(a)	102.4%	653,344,025
Liabilities in excess of other assets	(2.4)%	(15,067,963)
NET ASSETS	100.0%	$638,276,062

Percentages indicated are based on net assets of $638,276,062.

†	Variable rate security. The rate presented is the rate in effect at July 31, 2014.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2014 in the valuing of the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$-	$387,779,815	$-	$387,779,815
U.S. Government Treasury Obligations	-	29,999,325	-	29,999,325
Repurchase Agreements	-	206,564,000	-	206,564,000
Other Short-Term Investments	29,000,885	-	-	29,000,885
Total	$29,000,885	$624,343,140	$-	$653,344,025

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on October 31, 2013.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (UNAUDITED) (CONTINUED)

     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees of Williams Capital Management Trust. Shares of open-end investment companies are valued at their net asset value. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By:	/s/ Christopher J. Williams
Christopher J. Williams, President and Treasurer (Principal Executive Officer) (Principal Financial Officer)

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Williams
Christopher J. Williams, President (Principal Executive Officer)

Date:	September 25, 2014

By:	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer (Principal Financial Officer)

Date:	September 25, 2014